Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets
Intangible assets

9 Intangible assets

Accounting policy

Intangible assets

Intangible assets acquired separately from a business combination (including purchased patents, know-how, trademarks, licences and distribution rights) are initially measured at cost. The cost of intangible assets acquired in a material business combination (referred to as acquisition intangibles) is the fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortisation and any accumulated impairment losses. All intangible assets are amortised on a straight-line basis over their estimated useful economic lives. The estimated useful economic life of software ranges between three and seven years. The estimated useful economic life of technology assets ranges between 6–20 years, product-related assets ranges between 2–20 years, and customer and distribution assets ranges between 2–14 years. Internally-generated intangible assets are expensed in the income statement as incurred. Purchased computer software and certain costs of information technology projects are capitalised as intangible assets. Software that is integral to computer hardware is capitalised as plant and equipment.

Impairment of intangible assets

The carrying values of intangible assets are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the CGU to which it belongs. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs to sell and its value-in-use. In assessing value-in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset.

In carrying out impairment reviews of intangible assets, a number of significant assumptions have to be made when preparing cash flow projections. These include the future rate of market growth, discount rates, the market demand for the products acquired, the future profitability of acquired businesses or products, levels of reimbursement and success in obtaining regulatory approvals. If actual results should differ, or changes in expectations should arise, impairment charges may be required which would adversely impact operating results.

				Customer and		Assets
			Product-	distribution-		in course of
		Technology	related	related	Software	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2023		582	2,232	235	508	96	3,653
Exchange adjustment		4	36	(1)	5	4	48
Additions		–	2	2	36	64	104
Disposals		(1)	(7)	–	(4)	–	(12)
Transfers		(3)	10	–	2	14	23
At 31 December 2023		582	2,273	236	547	178	3,816
Exchange adjustment		(7)	(35)	(6)	(10)	(1)	(59)
Acquisitions	21	81	3	–	–	–	84
Additions		–	1	4	30	52	87
Disposals		–	–	–	(9)	(1)	(10)
Transfers		1	(3)	–	143	(133)	8
At 31 December 2024		657	2,239	234	701	95	3,926
Amortisation and impairment
At 1 January 2023		228	1,614	160	415	–	2,417
Exchange adjustment		2	36	–	4	–	42
Charge for the year		46	121	16	38	–	221
Impairment		–	37	–	–	–	37
Disposals		–	(7)	–	(4)	–	(11)
At 31 December 2023		276	1,801	176	453	–	2,706
Exchange adjustment		(3)	(33)	(5)	(9)	–	(50)
Charge for the year		54	109	15	52	–	230
Impairment		15	–	–	1	–	16
Disposals		–	–	–	(8)	–	(8)
At 31 December 2024		342	1,877	186	489	–	2,894
Net book amounts
At 31 December 2024		315	362	48	212	95	1,032
At 31 December 2023		306	472	60	94	178	1,110

Transfers into software and assets in course of construction includes $8m (2023: $23m) of software transferred from property, plant and equipment (refer to Note 7). Group capital expenditure relating to software contracted but not provided for amounted to $4m (2023: $7m).

Amortisation and impairment of acquisition intangibles is set out below:

	2024	2023
	$ million	$ million
Technology	69	46
Product-related	108	150
Customer and distribution-related	10	11
Total	187	207

Group financial statements continued

Notes to the Group accounts continued

9 Intangible assets continued

In 2024, the Group recognised an impairment charge of $15m in relation to immaterial technology assets in acquisition intangibles. In 2023, the Group impaired $37m of Engage intangible assets as a result of the voluntary product discontinuation. In 2022, $32m of impairment charges were booked in relation to immaterial product assets in acquisition intangibles.

Management have assessed the acquisition intangible assets held by the Group to identify any indicators of impairment as of September 2024. These were updated during December to take into account any significant events that occurred between September and December. Where an impairment indicator has arisen, impairment reviews have been undertaken by comparing the expected recoverable value of assets to the carrying value of assets.

The table below provides further detail on the largest intangible assets and their remaining amortisation period:

		Remaining
	Carrying value	amortisation
	$ million	period
Intangibles acquired as part of the CartiHeal acquisition	77	9-10 years
Intangibles acquired as part of the ArthroCare acquisition	205	9 years
Intangibles acquired as part of the Osiris acquisition	139	3–4 years
Intangibles acquired as part of the Healthpoint acquisition	107	3 years